Remaining performance obligations (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 7,013
2020
Disclosure of performance obligations [line items]
Remaining performance obligations	3,120
2021
Disclosure of performance obligations [line items]
Remaining performance obligations	1,849
2022
Disclosure of performance obligations [line items]
Remaining performance obligations	862
2023
Disclosure of performance obligations [line items]
Remaining performance obligations	366
2024
Disclosure of performance obligations [line items]
Remaining performance obligations	194
THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	622
Wireline
Disclosure of performance obligations [line items]
Remaining performance obligations	2,901
Wireline | 2020
Disclosure of performance obligations [line items]
Remaining performance obligations	1,213
Wireline | 2021
Disclosure of performance obligations [line items]
Remaining performance obligations	789
Wireline | 2022
Disclosure of performance obligations [line items]
Remaining performance obligations	473
Wireline | 2023
Disclosure of performance obligations [line items]
Remaining performance obligations	253
Wireline | 2024
Disclosure of performance obligations [line items]
Remaining performance obligations	114
Wireline | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	59
Wireless
Disclosure of performance obligations [line items]
Remaining performance obligations	4,112
Wireless | 2020
Disclosure of performance obligations [line items]
Remaining performance obligations	1,907
Wireless | 2021
Disclosure of performance obligations [line items]
Remaining performance obligations	1,060
Wireless | 2022
Disclosure of performance obligations [line items]
Remaining performance obligations	389
Wireless | 2023
Disclosure of performance obligations [line items]
Remaining performance obligations	113
Wireless | 2024
Disclosure of performance obligations [line items]
Remaining performance obligations	80
Wireless | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 563